Pruco Life Insurance Company               Thomas C. Castano
                                           Assistant General Counsel
                                           Law Department

                                           Pruco Life Insurance Company
                                           213 Washington Street
                                           Newark, NJ 07102-2992
                                           (973) 802-4708 fax: (973) 802-9560



                                           May 5, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Pruco Life Variable Universal Account (Registration No. 333-85115)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 1 and (ii) that the text of Post-Effective Amendment No. 1 was filed electronically on April 26, 2000 (Accession No. 0000950110-00-000396).

                                             By:/s/_________________
                                                Thomas C. Castano
                                                Assistant General Counsel
                                                Pruco Life Insurance Company